Company Financial Information (Tables)	12 Months Ended
Dec. 31, 2021
Company Financial Information
Schedule of statement of financial position

At December 31,
2021
€’m
Non-current assets
Investments in subsidiary undertakings	3,401
3,401

Current assets
Amounts receivable from subsidiary undertakings	11
Other receivables and prepayments	2
13
Total assets	3,414

Equity attributable to owners of the parent
Issued capital	6
Share premium	5,100
Other reserves	(1,832)
Retained earnings	(148)
Total equity	3,126
Non-current liabilities
Amounts payable to related parties (iv)	258
Other liabilities (v)	30
288
Total liabilities	288
Total equity and liabilities	3,414

Schedule of statement of comprehensive income

Year ended December 31,
2021
€’m
Dividend income	46
Other external charges	(1)
Finance income	1
Profit before exceptional items	46
Exceptional operating costs	(183)
Exceptional finance costs	(11)
Loss before tax	(148)
Income tax	—
Loss and total comprehensive income for the year	(148)

Schedule of statement of cash flows

Year ended December 31,
2021
€’m
Cash flows from operating activities
Cash used in operations	(12)
Net cash used in operating activities	(12)
Cash flows from investing activities
Contribution to subsidiary undertaking	(585)
Net cash used in investing activities	(585)
Cash flows from financing activities
Repayment of borrowings	(11)
Proceeds from share issuance	561
Dividends received	46
Net cash outflow from financing activities	596
Net decrease in cash and cash equivalents	(1)
Cash and cash equivalents at the beginning of the year	—
Exchange gains on cash and cash equivalents	1
Cash and cash equivalents at end of year	—

Schedule of parent only financial information

	Year ended December 31,
	2021	2021
	€’m	$'m
IFRS loss reconciliation:
Parent only-IFRS equity	(148)	(176)
Additional loss if subsidiaries had been accounted for using the equity method of accounting as opposed to cost	(29)	(34)
Consolidated IFRS loss for the year	(177)	(210)

	At December 31,
	2021	2021
	€’m	$'m
IFRS equity reconciliation:
Parent only-IFRS equity	3,126	3,541
Additional loss if subsidiaries had been accounted for using the equity method of accounting as opposed to cost	(2,873)	(3,255)
Consolidated-IFRS equity	253	286